NUCLEAR FUEL INVENTORY	12 Months Ended
Dec. 31, 2019
NUCLEAR FUEL INVENTORY
NUCLEAR FUEL INVENTORY

NOTE 12 - NUCLEAR FUEL INVENTORY

The composition of the long-term stock of nuclear fuel destined for the operation of Angra 1 NPP and Angra 2 NPP is shown below:

	12/31/2019	12/31/2018
Current
Elements ready	538,827	510,638
	538,827	510,638
Non-current
Elements ready	251,811	373,108
Uranium concentrate	204,116	187,394
In progress - nuclear fuel	384,623	267,908
	840,550	828,410
TOTAL	1,379,377	1,339,048

In the initial stage of the formation of nuclear fuel, uranium ore and the services necessary for its manufacture are purchased and classified in non-current assets, in the uranium concentrate and service in progress accounts - nuclear fuel, respectively. After the manufacturing process is completed, there is the element of nuclear fuel ready (Elements ready), whose value is classified in two accounting groups: in current assets, the portion related to the consumption forecast for the next 12 months is recorded and, in non-current assets, the remaining portion.